Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2025
Asset retirement obligations
Asset Retirement Obligation
	2025	2024	2023
ARO balance, beginning of the year	$24,761	$27,030	$24,574
Accretion expense	2,457	2,069	2,069
Change in ARO estimates	(3,907)	(4,338)	387
ARO balance, end of the year	23,311	24,761	27,030